REVENUE (Details Narrative) - USD ($)		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Provision for the contract settlement	$ 1,252,076	$ 1,252,076
Provision for contract settlement				$ 1,252,076